Intangibles (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Gross Carrying Amount and Accumulated Amortization of Intangible Assets and Liabilities

The gross carrying amount and accumulated amortization of the Company’s intangible assets and liabilities consisted of the following ($ in thousands):

	December 31, 2024	December 31, 2023
Intangible assets: (1)
In-place lease intangibles	$226,714	$292,348
Above-market lease intangibles	35,344	44,463
Other	35,345	41,823
Total intangible assets	297,403	378,634
Accumulated amortization:
In-place lease amortization	(106,980)	(127,185)
Above-market lease amortization	(16,348)	(18,913)
Other	(12,130)	(12,500)
Total accumulated amortization	(135,458)	(158,598)
Intangible assets, net	$161,945	$220,036
Intangible liabilities: (2)
Below-market lease intangibles	$74,189	$87,173
Total intangible liabilities	74,189	87,173
Accumulated amortization:
Below-market lease amortization	(26,588)	(27,606)
Total accumulated amortization	(26,588)	(27,606)
Intangible liabilities, net	$47,601	$59,567

(1)
Included in Other assets on the Company’s Consolidated Balance Sheets.
(2)
Included in Other liabilities on the Company’s Consolidated Balance Sheets.

Summary of Estimated Future Amortization on Intangibles

The estimated future amortization on the Company’s intangibles for each of the next five years and thereafter as of December 31, 2024 is as follows ($ in thousands):

	In-place Lease Intangibles	Above-market Lease Intangibles	Other	Below-market Lease Intangibles
2025	$24,511	$3,778	$2,694	$(6,211)
2026	20,119	3,528	2,694	(5,602)
2027	16,661	2,990	2,694	(4,716)
2028	13,373	2,432	2,693	(4,654)
2029	10,931	2,342	3,399	(3,869)
Thereafter	34,139	3,926	9,041	(22,549)
	$119,734	$18,996	$23,215	$(47,601)